December 8, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Hodges Fund series of the Registrant for the six month period ended September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                                  Hodges Fund



                                    Designed
                                  for Investors
                                 Who Want Growth
                               Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1997

                                  Hodges Fund

November 13, 1997

Dear Hodges Fund Shareholders:

Once again allow me to thank you for being a shareholder of the Hodges Fund. I trust that you have been pleased with your investment.

I am happy to inform you that, since our last report, we have acquired enough shareholders and assets to qualify for listing on a regular basis in most of the major financial publications. This provides you with a source for checking our quoted price daily. There are a few papers that don't yet include us in their list. If your daily paper is one of them, a call from you might encourage your paper to list our price. This information is available to them in their data bank sources.

For the period ending September 30, 1997, our cumulative total return since inception, October 9, 1992, was 153.43%. Our average annual total return was 20.54%. For the past three years, our average annual total return has been 30.26%. Our total return for the past 12 months was 43.35%.

If you have friends or family members who would like a copy of our prospectus, just call 800-456-1979 and one will be sent to them immediately.

Sincerely,

/s/
DON W. HODGES

                                  Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 93.1%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aircraft Manufacturing: 0.9%
       5,000         Boeing Company..........................................................           $ 272,187
                                                                                                        ---------

                     Airlines: 2.2%
      20,000         Southwest Airlines Company..............................................             638,750
                                                                                                          -------

                     Auto Manufacturing: 2.3%
      10,000         General Motors Corp.....................................................             669,375
                                                                                                          -------

                     Broadcasting and Communications: 1.7%
      17,500         Westinghouse Electric Corp..............................................             473,594
                                                                                                          -------

                     Building Materials: 6.6%
      10,000         Elcor Corp.*............................................................             319,375
      15,000         NCI Building System, Inc.*..............................................             540,000
      15,000         Triangle Pacific Corp.*.................................................             521,250
      15,000         Zurn Industries, Inc....................................................             519,375
                                                                                                          -------
                                                                                                        1,900,000
                                                                                                        ---------
                     Commercial Services: 0.3%
      45,000         The Dwyer Group, Inc.*..................................................              78,750
                                                                                                           ------

                     Computer, Software and Networking: 4.6%
      10,000         American Power Conversion Corp.*........................................             281,250
      70,000         ODS Networks, Inc.*.....................................................             940,625
      25,000         Plaintree Systems, Inc.*................................................              96,875
                                                                                                           ------
                                                                                                        1,318,750
                                                                                                        ---------
                     Confectionaries: 3.9%
      10,000         Tootsie Roll Industries, Inc............................................             507,500
       8,000         William Wrigley, Jr. Company............................................             602,500
                                                                                                          -------
                                                                                                        1,110,000
                                                                                                        ---------
                     Construction Equipment: 3.0%
     185,000         CMI Corp., Class A......................................................             867,188
                                                                                                          -------
See accompanying Notes to Financial Statements.

                                  Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Construction Materials: 3.7%
      25,000         Texas Industries, Inc...................................................         $ 1,060,938
                                                                                                      -----------

                     Consumer Products: 1.6%
     207,500         Pentech International, Inc.*+...........................................             468,073
                                                                                                          -------

                     Correctional: 3.0%
      40,000         Children's Comprehensive Services, Inc..................................             860,000
                                                                                                          -------

                     Electronic Security Devices: 1.9%
      45,000         Ultrak, Inc.*...........................................................             551,250
                                                                                                          -------

                     Entertainment: 2.2%
      20,000         Gaylord Entertainment Company, Class A*.................................             516,250
       5,000         International Speedway Corp., Class A...................................             105,000
                                                                                                          -------
                                                                                                          621,250
                                                                                                          -------
                     Financial: 3.6%
      40,000         Capstead Mortgage Corp..................................................           1,040,000
                                                                                                        ---------

                     Food Products: 1.5%
      10,000         Earthgrains Company*....................................................             430,000
                                                                                                          -------

                     Gas Distribution: 1.7%
      20,000         Atmos Energy Corp.......................................................             497,500
                                                                                                          -------

                     Home Manufacturing: 1.9%
      18,750         Palm Harbor Homes, Inc.*................................................             553,125
                                                                                                          -------

                     Hotels/Motels: 2.2%
       7,500         Bristol Hotel Company...................................................             209,531
       6,000         Marriott International, Inc.............................................             426,375
                                                                                                          -------
                                                                                                          635,906
                                                                                                          -------
                     Insurance: 0.7%
      20,000         Gainsco, Inc............................................................             193,750
                                                                                                          -------
See accompanying Notes to Financial Statements.

                                  Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Medical - Related Services: 5.8%
      80,000         Diagnostic Health Services, Inc.*.......................................         $ 1,210,000
       1,000         Incyte Pharmaceuticals, Inc.*...........................................              84,000
     114,500         Laboratory Specialists of America, Inc.*................................             364,969
                                                                                                          -------
                                                                                                        1,658,969
                                                                                                        ---------
                     Oil and Gas Drilling: 1.2%
      10,000         Global Marine, Inc.*....................................................             332,500
                                                                                                          -------

                     Oil and Gas Production: 0.9%
       4,000         Texaco, Inc.............................................................             245,750
                                                                                                          -------

                     Pharmaceuticals: 2.2%
      10,000         Agouron Pharmaceuticals, Inc.*..........................................             481,250
      10,000         Carter-Wallace, Inc.....................................................             165,000
                                                                                                          -------
                                                                                                          646,250
                                                                                                          -------
                     Publishing - Books: 4.5%
      20,000         Houghton Mifflin Company................................................             755,000
      40,000         Thomas Nelson, Inc......................................................             555,000
                                                                                                          -------
                                                                                                        1,310,000
                                                                                                        ---------
                     Real Estate: 3.3%
      10,000         Texas Pacific Land Trust................................................             559,375
      15,000         Walden Residential Properties, Inc......................................             378,750
                                                                                                          -------
                                                                                                          938,125
                                                                                                          -------
                     Restaurants: 2.6%
      20,000         Cracker Barrel Old Country Store Corp...................................             647,500
       5,000         Luby's Cafeterias, Inc..................................................             104,062
                                                                                                          -------
                                                                                                          751,562
                                                                                                          -------
                     Retail: 13.5%
     245,400         Calloway's Nursery, Inc.*...............................................             314,419
      20,000         Costco Companies, Inc.*.................................................             752,500
      15,000         Cross-Continent Auto Retailers, Inc.*...................................             201,562
     310,500         E-Z Serve Corp.*........................................................             213,469
      15,000         Home Depot, Inc. .......................................................             781,875
See accompanying Notes to Financial Statements.

                                  Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Retail, continued
      20,000         Kmart Corp.*............................................................           $ 280,000
      10,000         Neiman Marcus Group, Inc.*..............................................             320,000
      20,000         Office Depot, Inc.*.....................................................             403,750
     100,000         Southland Corp.*........................................................             256,250
      10,000         Wal-Mart Stores, Inc....................................................             366,250
                                                                                                          -------
                                                                                                        3,890,075
                                                                                                        ---------
                     Shoe and Boots Manufacturing: 3.9%
      26,500         Justin Industries.......................................................             356,094
      20,000         Rocky Shoes & Boots, Inc.*..............................................             361,250
      30,000         Stride Rite Corp........................................................             406,875
                                                                                                          -------
                                                                                                        1,124,219
                                                                                                        ---------
                     Stock Brokerage: 3.9%
      22,500         Charles Schwab Corp.....................................................             804,375
       7,000         E*Trade Group, Inc.*....................................................             329,000
                                                                                                          -------
                                                                                                        1,133,375
                                                                                                        ---------
                     Venture Capital: 1.8%
       5,500         Capital Southwest Corp..................................................             404,937
      90,000         Southern Venture II LP*.................................................             120,174
                                                                                                          -------
                                                                                                          525,111
                                                                                                          -------

                     Total Common Stocks (cost $21,161,008) .................................          26,796,322
                                                                                                       ----------

                     WARRANTS: 0.8%
------------------------------------------------------------------------------------------------------------------------------------

                     Retail: 0.8%
      15,000         Zale Corp.* (cost $176,417).............................................             236,250
                                                                                                          -------
See accompanying Notes to Financial Statements.

                                  Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
     Contracts                                                                                         Market Value
------------------------------------------------------------------------------------------------------------------------------------

Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          20         AMR Corp. / November 90 Call............................................            $ 43,000
          30         Kent Electronic Corp. / January 30 Call.................................              30,750
          30         Texas Instruments / October 90 Call.....................................             136,125
                                                                                                          -------

                     Total Long Equity Options (cost $154,152)...............................             209,875
                                                                                                          -------

                     LONG INDEX OPTIONS: 3.6%
------------------------------------------------------------------------------------------------------------------------------------
                     Index / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          50         OEX Index S&P 100 / November 980 Put....................................             355,625
          65         OEX Index S&P 100 / November 990 Put....................................             515,125
          25         OEX Index S&P 100 / November 970 Put....................................             158,438
                                                                                                          -------

                     Total Long Index Options (cost $1,417,450)..............................           1,029,188
                                                                                                        ---------

Principal Amount     REPURCHASE AGREEMENT: 2.3%
------------------------------------------------------------------------------------------------------------------------------------
    $670,000         Star Bank Repurchase Agreement, 5.45%, dated 9/30/1997,
                     due 10/1/1997, collateralized by $670,000 GNMA, due
                     2/20/2024 (value of collateral $686,750) (cost $670,000)................             670,000
                                                                                                          -------

                     Total Investment in Securities (cost $23,579,027++): 100.5%..............          28,941,635
                     Liabilities in excess of Other Assets: (0.5%)...........................            (148,987)
                                                                                                         --------
                     Total Net Assets: 100.0%................................................         $28,792,648
                                                                                                      ===========

* Non-income producing security.

+ Restricted security.

++ At September 30, 1997, the cost of securities for Federal tax purposes was the same basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................         $ 6,057,152
                     Gross unrealized depreciation...........................................            (694,544)
                                                                                                         --------
                              Net unrealized appreciation....................................         $ 5,362,608
                                                                                                      ===========

See accompanying Notes to Financial Statements.

                                  Hodges Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $23,579,027) ................................          $28,941,635
      Cash...................................................................................                  641
      Receivables:
            Dividends and interest ..........................................................                2,941
            Investment securities sold.......................................................              280,516
            Fund shares sold ................................................................               24,086
      Prepaid expenses.......................................................................               13,126
                                                                                                            ------
                  Total assets ..............................................................           29,262,945
                                                                                                        ----------
LIABILITIES
      Payables:
            Administration fee...............................................................                4,591
            Advisory fees....................................................................               19,510
            Distribution fees................................................................               32,749
            Fund shares redeemed.............................................................                5,000
            Investment securities purchased..................................................              406,625
      Accrued expenses ......................................................................                1,822
                                                                                                             -----
                  Total liabilities..........................................................              470,297
                                                                                                           -------

NET ASSETS  .................................................................................          $28,792,648
                                                                                                       ===========

      Net asset value and redemption price per share
            ($28,792,648/1,794,598 shares outstanding;
            unlimited shares authorized without par value) ..................................               $16.04
                                                                                                            ======
      Computation of offering price per share
            (Net asset value $16.04/.975)....................................................               $16.45
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $20,914,003
      Accumulated net investment loss........................................................              (89,491)
      Undistributed net realized gain on investments ........................................            2,605,528
      Net unrealized appreciation on investments.............................................            5,362,608
                                                                                                         ---------
            Net assets ......................................................................          $28,792,648
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                                  Hodges Fund

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1997
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 115,508
            Interest ........................................................................               22,499
                                                                                                            ------
                  Total income ..............................................................              138,007
                                                                                                           -------
      Expenses
            Advisory fees ...................................................................              100,945
            Distribution fees................................................................               59,379
            Administration fee...............................................................               23,752
            Custodian and accounting fees....................................................               15,041
            Registration fees ...............................................................                7,922
            Transfer agent fees..............................................................                7,521
            Audit fees ......................................................................                6,017
            Trustees' fees ..................................................................                1,504
            Reports to shareholders..........................................................                1,504
            Miscellaneous....................................................................                1,504
            Legal fees ......................................................................                1,254
            Insurance fees...................................................................                1,155
                                                                                                             -----
                  Total expenses.............................................................              227,498
                                                                                                           -------
                        Net investment loss   ...............................................              (89,491)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................            3,094,025
      Net change in unrealized appreciation on investments ..................................            4,529,857
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            7,623,882
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 7,534,391
                                                                                                       ===========






See accompanying Notes to Financial Statements.

                                  Hodges Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months            Year
                                                                                      Ended              Ended
                                                                                  September 30,        March 31,
                                                                                      1997#              1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................          $ (89,491)        $ (158,367)
Net realized gain from security transactions ..............................          3,094,025          3,206,306
Net change in unrealized appreciation on investments.......................          4,529,857           (904,746)
                                                                                     ---------           --------
      Net increase in net assets resulting from operations  ...............          7,534,391          2,143,193
                                                                                     ---------          ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions...............................         (2,091,217)        (1,706,975)
                                                                                    ----------         ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
   in outstanding shares (a) ..............................................          3,927,008          5,714,684
                                                                                     ---------          ---------
      Total increase in net assets ........................................          9,370,182          6,150,902

NET ASSETS
Beginning of period........................................................         19,422,466         13,271,564
                                                                                    ----------         ----------
End of period (including accumulated net investment loss
   of $89,491 and $0, respectively).......................................         $28,792,648        $19,422,466
                                                                                   ===========        ===========


(a) A summary of capital shares transactions is as follows:

                                                               Six Months Ended                 Year Ended
                                                              September 30, 1997#             March 31, 1997
                                                             Shares        Value          Shares          Value
Shares sold ......................................           197,982    $2,585,281        385,232      $5,092,543
Shares issued in reinvestment of distribution ....           178,590     2,078,792        113,132       1,399,627
Shares redeemed ..................................           (52,927)     (737,065)       (58,775)       (777,486)
                                                             -------      --------        -------        --------
Net increase .....................................           323,645    $3,927,008        439,589      $5,714,684
                                                             =======    ==========        =======      ==========

#Unaudited.

See accompanying Notes to Financial Statements.

                                  Hodges Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                        Six Months     Year         Year        Year         Year    Oct. 9, 1992*
                                           Ended       Ended        Ended       Ended        Ended      through
                                       September 30, March 31,    March 31,   March 31,    March 31,   March 31,
                                           1997#       1997         1996        1995         1994        1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...  $13.20       $12.87      $11.55      $10.80       $11.78      $10.25
Income from investment operations:
      Net investment income (loss) .....    (.05)        (.11)       (.07)       (.08)        (.03)        .02
      Net realized and unrealized
         gain on investments ...........    4.30         1.85        3.42        1.09          .07        1.51
                                            ----         ----        ----        ----          ---        ----
Total from investment operations........    4.25         1.74        3.35        1.01          .04        1.53
                                            ----         ----        ----        ----          ---        ----
Less distributions:
      From net investment income........     -0-         -0-          -0-         -0-         (.01)        -0-
      From net capital gains ...........   (1.41)       (1.41)      (2.03)       (.26)       (1.01)        -0-
                                           -----        -----       -----        ----        -----          -
Total distributions.....................   (1.41)       (1.41)      (2.03)       (.26)       (1.02)        -0-
                                           -----        -----       -----        ----        -----          -
Net asset value, end of period .........  $16.04       $13.20      $12.87      $11.55       $10.80      $11.78
                                          ======       ======      ======      ======       ======      ======

Total return ...........................   36.23%      14.18%      32.33%        9.60%        0.22%      25.59%+

Ratios/supplemental data:
Net assets, end of period (millions)....  $ 28.8      $ 19.4       $ 13.3       $ 9.3        $ 8.5       $ 6.9
Ratio of expenses to average net assets:
      Before expense reimbursement .....    1.91%+       2.14%       2.08%       2.31%        2.63%       2.17%+
      After expense reimbursement.......    1.91%+       2.14%       2.08%       2.31%        2.07%       2.17%+
Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement .....   (0.75%)+     (0.95%)     (0.61%)     (0.75%)      (0.84%)      0.41%+
      After expense reimbursement ......   (0.75%)+     (0.95%)     (0.61%)     (0.75%)      (0.29%)      0.41%+

Portfolio turnover rate ................   61.16%      115.77%     124.89%      73.65%      192.03%      26.23%

Average commision rate paid per share++..  $.0301      $.0331          -           -            -           -

*Commencement of operations.

#Unaudited.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                  Hodges Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

           U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date, unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                  Hodges Fund

--------------------------------------------------------------------------------
NOTE 3 - RESTRICTED SECURITIES
      On September 30, 1997, the Fund held restricted securities (i.e., securities which may not be publicly sold without registration under the
Securities Act or without an exemption under that Act). These securities are valued at fair value as determined by the Board of Trustees, giving consideration to credit quality, dividend rate, if any, projected earnings and marketability of the securities of comparable issuers. On September 30, 1997, and on the date of acquisition, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and cost of restricted securities are as follows:

                                                                              Per Unit Value
                                      Shares          Acquisition Date          at 9-30-97           Cost
Pentech International, Inc.           50,000          January 13, 1997            $0.8958           $25,000
                                                                                                    =======

The restricted security had a fair value of $44,790, or 0.16% of net assets, at September 30, 1997.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
      For the six months ended September 30, 1997, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 1997, the Fund incurred $100,945 in Advisory fees.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

                  Under $15 million            $30,000
                  $15 to $50  million   0.20% of average  daily net assets
                  $50 to $100  million  0.15% of average  daily net assets
                  $100 to $150 million  0.10% of average  daily net assets
                  Over $150  million    0.05% of average daily net assets

      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. For the six months ended September 30, 1997, the Distributor received as commissions $40,661 from the Fund in connection with its distribution of the Fund's shares.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

                                  Hodges Fund

--------------------------------------------------------------------------------
NOTE 5 - DISTRIBUTION COSTS
      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1997, the Fund paid fees of $59,379 to the Distributor.

NOTE 6 - PURCHASES AND SALES OF SECURITIES
      The cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended September 30, 1997, were $14,738,784 and $14,026,309, respectively.

                                     Advisor
                     Hodges Capital Management, Incorporated
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512
                                       --
                                   Distributor
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                       --
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                       --
                                    Auditors
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                       --
                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                         San Francisco, California 94104

              This report is intended for shareholders of the Fund
                 and may not be used as sales literature unless
                preceded or accompanied by a current prospectus.

              Past performance results shown in this report should
                  not be considered a representation of future
               performance. Share price and returns will fluctuate
                 so that shares, when redeemed may be worth more
             or less than their original cost. Statements and other
             information herein are dated and are subject to change.